CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Movements in the allowance of credit risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance of current credit risk
At the beginning of the fiscal year	$ (120)	$ (131)
Additions - Exchange differences	(12)	(75)
Additions - Risk of doubtful government bonds results		(24)
Reclassifications	(75)	(759)
Uses (includes RECPAM)	207	869
At the end of the year		(120)
Movements in the allowance of non-current credit risk
At the beginning of the fiscal year	(328)	(2,012)
Additions - Exchange differences	(25)	(332)
Additions - Risk of doubtful government bonds results		(63)
Reclassifications	75	759
Uses (includes RECPAM)	$ 278	1,320
At the end of the year		$ (328)